Redeemable Noncontrolling Interests	12 Months Ended
Dec. 31, 2023
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interests
17.
REDEEMABLE NONCONTROLLING INTERESTS

In December 2021, one of the Group’s subsidiaries issued 2,727,273 preferred shares to a third-party investor for total cash consideration of RMB30.0 million. The same subsidiary issued another 6,372,636 preferred shares to the same investor and another third-party investor during the year ended December 31, 2022 and received aggregate cash consideration of RMB70.0 million (US$10.1 million).

The subsidiary’s preferred shares could be redeemed by holders at any time after (i) a Qualified IPO of the subsidiary does not occur within 5 years; or (ii) the occurrence of certain events including breach or violation of applicable laws or regulations. The preferred shareholders shall be entitled to receive prior and in preference to any distribution of any of the assets or funds of the Company to the holders of ordinary shares the amount equal to the sum of 100% of its original issue price on each preferred share, and 8% annual compound interest calculated from the actual payment date of its purchase price, plus all declared and accrued but unpaid dividends. As the Group does not solely control the redemption event, these preferred shares are accounted for as redeemable noncontrolling interests.

The Group accounts for the changes in accretion to the redemption value in accordance with ASC 480, Distinguishing Liabilities from Equity. The Group elects to use the effective interest method to account for the changes of redemption value over the period from the date of issuance to the earliest redemption date of the noncontrolling interests.

The movement in the carrying value of the redeemable noncontrolling interests is as follows:

	Redeemable noncontrolling interests
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
Balance at the beginning of the year	30,000	107,490	15,140
Issuance of subsidiary shares	70,000	—	—
Accretion of redeemable noncontrolling interests	7,490	8,600	1,211
Balance at the end of the year	107,490	116,090	16,351